Condensed Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Apr. 30, 2014 Pro Forma [Member]	Apr. 30, 2014 Pro Forma [Member] Pro Forma Adjustment [Member]		Apr. 30, 2014 Pro Forma [Member] Pro Forma Adjustment [Member] Stock Adjustment 1 [Member]		Apr. 30, 2014 Pro Forma [Member] Pro Forma Adjustment [Member] Stock Adjustment 2 [Member]		Apr. 30, 2014 Parent Company [Member]
Current assets
Cash and cash equivalents	$ 234,945	$ 286,563	$ 253,562							$ 18,617
Other receivables	32,442	4,956	32,442							0
Prepayment	2,928,837	0	2,928,837							0
Due from related parties	1,641	2,874	1,641							0
Total current assets	3,197,865	294,393	3,216,482							18,617
Non-current assets
Deposit for property, plant and equipment	3,438,783	2,650,033	3,438,783							0
Total non-current assets	3,438,783	2,650,033	3,438,783							0
Total assets	6,636,648	2,944,426	6,655,265							18,617
Current liabilities
Other payables and accrued liabilities	10,286	6,789	10,286							0
Advances from employees	2,895,567	0	2,895,567
Advances from customers	72,389	41,297	72,389							0
Advance to shareholders	901,004	9,432	901,004							0
Due to related parties	1,242,198	1,275,584	1,543,343							301,145
Due to Director			3,385							3,385
Total liabilities	5,121,444	1,333,102	5,425,974	0						304,530
Commitments and contingencies
STOCKHOLDERS’ DEFICIT
Preferred stock
Common stock			531,042	(1,629,983)	[1]	273,042	[2]	(273,042)	[2]	258,000
Additional paid-in capital	1,629,983	1,629,983	1,183,191	1,629,983	[1]					(173,750)
Accumulated Deficit	(95,157)	(40,203)	(465,318)							(370,161)
Accumulated other comprehensive (loss) income	(19,622)	21,544	(19,624)							(2)
Total stockholders’ (deficit) equity	1,515,204	1,611,324	1,229,291	0						(285,913)
Total liabilities and stockholders’ deficit	$ 6,636,648	$ 2,944,426	$ 6,655,265	$ 0						$ 18,617

[1]	To eliminate Sanhe’s historical paid-in capital, assuming the Sanhe’s original stockholders will secure the Company’s shares.
[2]	To record the issuance of 273,042,000 shares to original shareholders, of Sanhe, Pursuant to the Stock Purchase Agreement and effective July 25, 2014, the Company issued Zhou Jian and Zhou Deng Rong 173,042,000 and 100,000,000 shares, respectively, of the common stock of the Company